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December 22, 1995



Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:  Rule 24f-2 Notice for
     IDS Global Series, Inc.
     SEC File No. 33-25824/811-5696

Commissioners:

[i]  In accordance with the provisions of Rule 24f-2, IDS Global
     Series, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended October 31, 1995 ("Fiscal Year").

[ii] Amount of securities registered other than under
     24f-2 which were unsold at the beginning of the
     fiscal year.*                                              $0

[iii]Amount of securities registered during the fiscal
     year other than under 24f-2**                              $0

[iv] Amount of securities sold during the fiscal
     year***                                          $148,207,217

[v]  Amount of securities sold pursuant to 24f-2      $148,207,217

[vi] Fee     $148,207,217     x       2900              $51,105.94

Enclosed please find an opinion of counsel.

A check for the filing fee in the amount of $51,105.94 has been electronically wired.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS Global Series, Inc.


Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/rjf
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Securities and Exchange Commission
December 22, 1995

                                                                            IDS Global Bond Fund      IDS Global Growth Fund
  *  Shares registered in prior years                                                            0                         0

     Share price on                                    December 19, 1995                      6.47                      6.69

     Value of shares                                                                             0                         0


 **  Shares registered in current years                                                          0                         0

     Share price on                                    December 19, 1995                      6.47                      6.69

     Value of shares                                                                             0                         0


***  Aggregate Sales                                                                   209,675,517               404,050,532

     Aggregate Redemptions                                                             145,625,289               319,893,543

     Securities Sold during Fiscal Year                                                 64,050,228                84,156,989


     Fee                                                                                 22,086.29                 29,019.65
